SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 30. SUBSEQUENT EVENTS

On June 29, 2020, the Company entered into a loan agreement with Bank of Nanjing to borrow ¥1,500,000  ($212,172) as working capital for one year. The Company made the withdrawal in an amount of ¥1,500,000  ($212,172) on July 1, 2020, which will be due on June 27, 2021. The loan bears a fixed interest rate of 4.35% per annum. The loan is guaranteed by one of the founders of the Company.